Investment Objectives and Goals	May 01, 2026
NYLI Candriam Emerging Markets Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam Emerging Markets Debt Fund
NYLI MacKay Strategic Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Strategic Bond Fund
NYLI MacKay Tax Free Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Tax Free Bond Fund
NYLI MacKay U.S. Infrastructure Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay U.S. Infrastructure Bond Fund
NYLI Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Money Market Fund
NYLI Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Income Builder Fund
NYLI Winslow Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Winslow Large Cap Growth Fund
NYLI WMC Enduring Capital Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Enduring Capital Fund
NYLI MacKay Convertible Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Convertible Fund
NYLI MacKay High Yield Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay High Yield Corporate Bond Fund
NYLI WMC Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Value Fund